CERTAIN TRANSACTIONS	3 Months Ended
Mar. 31, 2013
Certain Transactions [Abstract]
Certain Transactions

NOTE 3 – Certain transactions:

Sale of animal health unit:

On September 14, 2012, Teva entered into an agreement to sell its U.S.-based animal health unit for up to $145 million. The transaction closed in January 2013, at which time Teva received a payment of $50 million. Teva also received a milestone payment of $25 million during the first quarter of 2013.

Debt repayment:

During the first quarter of 2013, Teva prepaid a total of $1.8 billion of debt, consisting of $1 billion principal amount of the 1.7% senior notes due 2014, $500 million principal amount of the 5.55% senior notes due 2016, and $248 million of the European Investment Bank floating rate loan due 2015.

NOTE 3 – Certain transactions:

Sale of animal health unit:

On September 14, 2012, Teva entered into an agreement to sell its U.S.-based animal health unit for up to $145 million. The transaction closed in January 2013, at which time Teva received a payment of $50 million. Teva also received a milestone payment of $25 million during the first quarter of 2013.

Debt repayment:

During the first quarter of 2013, Teva prepaid a total of $1.8 billion of debt, consisting of $1 billion principal amount of the 1.7% senior notes due 2014, $500 million principal amount of the 5.55% senior notes due 2016, and $248 million of the European Investment Bank floating rate loan due 2015.